SECURITIES AVAILABLE FOR SALE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SECURITIES
Schedule of securities available for sale

(in thousands)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available for Sale

March 31, 2015
U.S. government agencies	$59,270	$37	$(479)	$58,828
States and political subdivisions	90,228	3,074	(333)	92,969
Mortgage-backed - residential	97,090	697	(406)	97,381
Equity securities	270	28	—	298
Total	$246,858	$3,836	$(1,218)	$249,476

December 31, 2014
U.S. government agencies	$61,721	$1	$(1,136)	$60,586
States and political subdivisions	86,322	3,234	(275)	89,281
Mortgage-backed - residential	97,349	267	(918)	96,698
Equity securities	270	26	—	296
Total	$245,662	$3,528	$(2,329)	$246,861

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2014
U. S. government agencies	$61,721,469	$1,331	$(1,136,740)	$60,586,060
States and municipals	86,322,227	3,233,870	(274,768)	89,281,329
Mortgage-backed - residential	97,348,684	267,475	(918,266)	96,697,893
Equity securities	270,000	25,589	—	295,589
Total	$245,662,380	$3,528,265	$(2,329,774)	$246,860,871

2013
U. S. government agencies	$73,930,275	$51,000	$(4,695,333)	$69,285,942
States and municipals	91,043,216	1,613,981	(2,473,566)	90,183,631
Mortgage-backed - residential	72,919,750	43,956	(2,325,919)	70,637,787
Equity securities	270,000	18,936	—	288,936
Total	$238,163,241	$1,727,873	$(9,494,818)	$230,396,296

Schedule of amortized cost and fair value of securities by contractual maturity

	Amortized	Fair
(in thousands)	Cost	Value
Due in one year or less	$40	$41
Due after one year through five years	10,463	10,471
Due after five years through ten years	84,999	85,505
Due after ten years	53,996	55,780
	149,498	151,797
Mortgage-backed - residential	97,090	97,381
Equity	270	298
Total	$246,858	$249,476

	Amortized	Fair
	Cost	Value
Due in one year or less	$39,983	$41,053
Due after one year through five years	10,466,972	10,388,114
Due after five years through ten years	79,460,009	79,364,278
Due after ten years	58,076,732	60,073,944
	148,043,696	149,867,389
Mortgage-backed - residential	97,348,684	96,697,893
Equity	270,000	295,589

Total	$245,662,380	$246,860,871

Schedule of securities with unrealized losses not recognized in income

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$11,592	$(164)	$35,114	$(315)	$46,706	$(479)
States and municipals	5,954	(65)	9,413	(268)	15,367	(333)
Mortgage-backed - residential	30,748	(202)	15,666	(204)	46,414	(406)

Total temporarily impaired	$48,294	$(431)	$60,193	$(787)	$108,487	$(1,218)

December 31, 2014

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$12,528	$(176)	$45,066	$(960)	$57,594	$(1,136)
States and municipals	5,011	(27)	9,738	(248)	14,749	(275)
Mortgage-backed - residential	46,685	(572)	18,747	(346)	65,432	(918)

Total temporarily impaired	$64,224	$(775)	$73,551	$(1,554)	$137,775	$(2,329)

2014

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$12,527,691	$(176,585)	$45,066,658	$(960,155)	$57,594,349	$(1,136,740)
States and municipals	5,011,681	(26,826)	9,737,756	(247,942)	14,749,437	(274,768)
Mortgage-backed - residential	46,684,921	(571,673)	18,746,559	(346,593)	65,431,480	(918,266)

Total temporarily impaired	$64,224,293	$(775,084)	$73,550,973	$(1,554,690)	$137,775,266	$(2,329,774)

2013

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$57,203,132	$(3,812,603)	$8,117,270	$(882,730)	$65,320,402	$(4,695,333)
States and municipals	32,288,713	(2,105,793)	2,879,347	(367,773)	35,168,060	(2,473,566)
Mortgage-backed - residential	62,125,854	(2,325,919)	—	—	62,125,854	(2,325,919)

Total temporarily impaired	$151,617,699	$(8,244,315)	$10,996,617	$(1,250,503)	$162,614,316	$(9,494,818)